Financial Instruments - Fair value of Financial Assets and Liabilities Measured at Amortized Cost (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Financial assets
Debt instruments, current	¥ 12,844	¥ 12,351
Debt instruments, non current	84,211	74,538
Financial liabilities
Bonds and borrowings, current	506,571	496,833
Bonds and borrowings, non current	1,815,905	1,611,153
Financial Assets and Liabilities at Amortised Cost [member]
Financial assets
Debt instruments, current	12,844	12,351
Debt instruments, non current	84,211	74,538
Financial liabilities
Bonds and borrowings, current	506,571	496,833
Bonds and borrowings, non current	1,815,905	1,611,153
Financial Assets and Liabilities at Amortised Cost [member] | With quoted market price in an active market [member]
Financial assets
Debt instruments, current	9,498	1,233
Debt instruments, non current	11	23
Financial liabilities
Bonds and borrowings, current	60,386	86,080
Bonds and borrowings, non current	224,669	215,686
Financial Assets and Liabilities at Amortised Cost [member] | Level 2 of fair value hierarchy [member]
Financial assets
Debt instruments, current	0	3,103
Debt instruments, non current	7,512	5,497
Financial Assets and Liabilities at Amortised Cost [member] | Level 3 of fair value hierarchy [member]
Financial assets
Debt instruments, current	3,345	8,018
Debt instruments, non current	76,699	69,015
Financial liabilities
Bonds and borrowings, current	446,571	411,133
Bonds and borrowings, non current	¥ 1,618,043	¥ 1,415,613